Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
EQUITY

NOTE 4 - EQUITY

On January 13, 2015, the Company issued 25,000 shares of common stock in connection with the modification of the Company’s two existing convertible notes. The fair value of the shares of common stock amounting to $8,750 was recognized as a loss on debt extinguishment. See Note 3.

NOTE 6 - EQUITY

On March 14, 2013, the Board of Directors approved the award of 23,000 (360,032 post merger) common shares to a director which will vest upon completion of the Company’s planned equity raise. Management determined that the performance condition is probable as of December 31, 2013 and the shares were subsequently issued in April 2014. The shares were valued at $287,500 based on the Company’s stock price, and $215,625 was recognized for the year ended December 31, 2013. The remaining stock compensation expense of $71,875 was recognized during the year ended December 31, 2014.

During the year ended December 31, 2014, the Company issued fully vested 195,000 common shares with a fair value of $168,500, to consultants for investor relation and consulting services.

During the year ended December 31, 2014, the Company issued 50,000 common shares with the convertible notes and 5,000 common shares as financing fees (see Note 4).

During the year ended December 31, 2013, the Company issued 51,657 common shares for cash for total proceeds of $41,250.